Cash and Cash Equivalents - Summary of Information About Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank	$ 1,198	$ 1,222
Term deposits	542	4,967
Restricted cash	0	12
Total cash and cash equivalents	$ 1,740	$ 6,201	$ 3,025	$ 3,604